Cash and cash equivalents: (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents:
Cash held at banks	$ 10,751,796	$ 7,667,651
Short term investments	3,121,101	5,507,340
Total cash and cash equivalents	$ 13,872,897	$ 13,174,991	$ 8,770,062	$ 5,192,628